Invested Assets and Investment Income - Summary of Fair Values and the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	$ 108,058	$ 104,353
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	49,376	48,363
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	37,979	35,754
Carrying value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Carrying value	6,471	6,446
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,740	1,793
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,926	2,016
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	10,566	9,981
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	116,027	106,906
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	51,450	48,628
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	41,743	36,103
Fair value [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,471	6,446
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,742	1,797
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,275	3,179
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	11,346	10,753
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	165	121
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	165	121
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	44,447	38,568
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	36,234	30,325
Level 2 [Member] | Policy loans [member]
Disclosure of financial assets [Line Items]
Total fair value	6,471	6,446
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,742	1,797
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	71,415	68,217
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	51,450	48,628
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	5,509	5,778
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	3,275	3,179
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	$ 11,181	$ 10,632